Offerings - Offering: 1	Dec. 17, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.01 par value per share
Amount Registered | shares	600,000
Proposed Maximum Offering Price per Unit	12.19
Maximum Aggregate Offering Price	$ 7,314,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,010.06
Offering Note	Together with an indeterminate number of additional shares that may be necessary to adjust the number of shares reserved for issuance pursuant to the Rhinebeck Bancorp, Inc. 2025 Equity Incentive Plan (the "Equity Plan") as a result of a stock split, stock dividend or similar adjustment of the outstanding common stock of Rhinebeck Bancorp, Inc. (the "Company") pursuant to 17 C.F.R. Section 230.416(a), this represents 600,000 shares of common stock of the Company issuable pursuant to the Equity Plan. The proposed maximum offering price per share of $12.19 is estimated solely for the purpose of calculating the registration fee in accordance with Rules 457(c) and (h) under the Securities Act of 1933, as amended, and is based on the average of the high and low prices of the Company's common stock as reported on the Nasdaq Stock Market on December 12, 2025.